1933 Act File No. 33-37993
                                          1940 Act File No. 811-6224

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.                                   ______


    Post-Effective Amendment No. 15.........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 13........................................        X

                                 NEWPOINT FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_  on____________, pursuant to paragraph (b)
 X  60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, D.C.   20037







PROSPECTUS                                           _______________, 1998

NEWPOINT EQUITY FUND
(A PORTFOLIO OF NEWPOINT FUNDS)

TABLE OF CONTENTS





FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

3

FUND GOALS, STRATEGIES, AND RISKS


WHAT IS THE FUND'S GOAL?

The Fund's goal is to achieve growth of capital and income.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The domestic equity securities of the Fund will usually consist of common and preferred stocks of medium to large capitalization companies which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market. The companies will be selected by the Fund's investment adviser, FirstMerit Bank, N.A. (Adviser) based on traditional research techniques and technical factors, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Other factors, such as product position or market share, will also be considered by the Adviser.


WHAT ARE THE FUND'S MAIN INVESTMENT POLICIES

The Fund's Adviser selects companies through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios and price/book ratios); credit research; review of issuers' dividend growth records; and consideration of market trends. We are looking for companies that have the following characteristics: a stable industry structure; an industry position of low cost provider or differentiation by product or service; proprietary products with high switching costs; high returns on capital; and management that is incented to increase returns on capital.


IN WHAT TYPES OF SECURITIES DOES THE FUND INVEST?

Under normal circumstances, the Fund pursues its goal by investing at least 65% of the value of its total assets in equity securities of U.S. companies.

EQUITY SECURITIES represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

   COMMON STOCKS are the most prevalent type of equity security. They are the fundamental unit of ownership of a company. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. The Fund may treat such redeemable preferred stock as a fixed income security.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

As with all mutual funds, the Fund's investments are subject to risks that could cause their value to go down.

STOCK MARKET RISKS. The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. Fluctuations in the Fund's portfolio may reflect changes in individual portfolio stocks or general changes in stock valuations and will result in changes in the Fund's share price. The Adviser attempts to manage market risk through diversification by limiting the amount the Fund invests in each stock.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500.

TEMPORARY INVESTMENTS. The Fund may temporarily depart from its principal investment strategies by investing its assets in U.S. and foreign short-term money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego greater investment returns for the safety of principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK/RETURN BAR CHART AND TABLE
NEWPOINT EQUITY
FUND
                                BAR CHART AND PERFORMANCE TABLE










































 .
Average Annual Return of the Fund, compared to the S&P 500 Index ( S&P 500) and Lipper Growth and Income Fund Average ( LGI) .

--------------------------------------------------------------------
  CALENDAR PERIOD      FUND          S&P 500             LGI
--------------------------------------------------------------------
--------------------------------------------------------------------
      1 Year
--------------------------------------------------------------------
--------------------------------------------------------------------
     Start of
   Performance*
--------------------------------------------------------------------


* The start of performance date for the Fund was September 13, 1994.

The table shows the Fund's average annual total returns compared to the S&P 500 Index, a broad-based market index, and the LGI, an average of fund's with similar investment objectives.


While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                         4.50%
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase
          price or redemption proceeds, as applicable)           None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
          (as a percentage of offering price)                    None
Redemption Fee
     (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                                     None
Maximum Account Fee                                              None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                    (as a percentage of average net assets)

Management Fee ................................................   0.75%
Shareholder Services Fee ......................................   0.25%
Distribution (12b-1) Fee.......................................   0.25%
Other Expenses ................................................   0.45%
Total Annual Fund Operating Expenses (before waivers)*.........   1.70%


* The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.60% for the year ended November 30, 1998. The Fund did not pay or accrue distribution (12b-1) fees or shareholder service fees during the year ending November 30, 1998. The Fund has no present intention of paying or accruing distribution (12b-1) fees or shareholder service fees during the year ending November 30, 1999.

Total Annual Fund Operating Expenses (before waivers)*.........   1.70%
Waiver of Fund Expenses (1) (2)................................   0.65%
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)....   1.05%

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 ..............................1 YEAR    3 YEARS     5 YEARS    10 YEARS
                              ------    -------     -------    --------

   Payment of the maximum sales charge
   Expenses assuming no redemption


WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is the net asset value (NAV) plus any applicable sales charge. NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open.

Fund shares are sold at NAV plus a sales charge, as follows:

       ------------------------------------------------------------

            PURCHASE AMOUNT       SALES CHARGE AS   SALES CHARGE
                                  A PERCENTAGE OF       AS A
                                  PUBLIC OFFERING   PERCENTAGE OF
                                       PRICE             NAV
       ------------------------------------------------------------
       ------------------------------------------------------------
       Less than $100,000              4.50%            4.71%
       ------------------------------------------------------------
       ------------------------------------------------------------
       $100,000 but less than          3.75%            3.90%
       $250,000
       ------------------------------------------------------------
       ------------------------------------------------------------
       $250,000 but less than          2.50%            2.56%
       $500,000
       ------------------------------------------------------------
       ------------------------------------------------------------
       $500,000 but less than          2.00%            2.04%
       $750,000
       ------------------------------------------------------------
       ------------------------------------------------------------
       $750,000 but less than          1.00%            1.01%
       $1 million
       ------------------------------------------------------------
       ------------------------------------------------------------
       $1 million or greater           0.00%            0.00%
       ------------------------------------------------------------


     The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:
O quantity purchases of shares;

O combining concurrent purchases of shares by you, your spouse, and your children under age 21;

o accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous share purchases still invested in the Fund);

o signing a letter of intent to purchase at least $100,000 of Fund shares within 13 months (call the Fund for an application and more information); or

o reinvesting redemption proceeds within 60 days.


If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional must notify FirstMerit Securities, Inc. or the Fund's Distributor at the time of purchase. If you fail to notify FirstMerit Securities, Inc. or the Distributor, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases. More information on reducing or eliminating the sales charge is in the Fund's Statement of Additional Information.

HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and financial intermediaries for the sale, distribution and customer servicing of the Fund's shares. The Fund is not presently paying or accruing 12b-1 fees.

HOW TO PURCHASE SHARES

THROUGH FIRSTMERIT BANK OR FIRSTMERIT SECURITIES, INC.

Trust customers placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone.

     Individual investors placing an order to purchase shares of the Fund may telephone FirstMerit Securities, Inc. at 1-800-627-1289. An account may be opened by completing a new account application form available from FirstMerit Securities, Inc., P.O. Box 8612, Boston, Massachusetts 02266-8612. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805.

Payment may be made by check, transfer from an Automated Clearing House ("ACH") member institution, federal funds or by debiting a customer's account at FirstMerit Bank. Purchase orders must be received by 3:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. Purchases by check are considered received after payment by check is converted into federal funds and is received by the Fund. When payment is made with federal funds, the order is considered received when federal funds are received by the Fund. Shares cannot be purchased on days on which the NYSE is closed or on holidays restricting wire transfers.

Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the Systematic Investment Program section of the account application or contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the account application.

THROUGH AN EXCHANGE
You may purchase shares through an exchange from Newpoint Government Money Market Fund. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have a common owner. Your exchange request must be received by 4:00 p.m. (Eastern time) to receive that days' NAV


SYSTEMATIC INVESTMENT PROGRAM
Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from your checking account or by transfer from an ACH member institution and invested in shares. You may apply for participation in this program through FirstMerit Securities, Inc. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to purchase shares while participating in this program.


HOW TO REDEEM AND EXCHANGE SHARES

DIRECTLY FROM THE FUND

BY TELEPHONE. A shareholder who is a trust customer of FirstMerit Bank may redeem or exchange Fund shares by telephoning FirstMerit Bank at 330-384-7300. A shareholder who is an individual investor/customer of FirstMerit Securities, Inc. may redeem or exchange shares by telephoning 1-800-627-1289. You may redeem or exchange shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you are requesting a redemption via electronic transfer to your account with an ACH member institution, you must call by 3:00 p.m. (Eastern time) in order to receive a redemption amount based on that days' NAV.

BY MAIL. You may redeem or exchange shares by sending a written request to FirstMerit Securities, Inc. Call FirstMerit Securities, Inc. for specific instructions before redeeming by letter. You will be asked to provide in the request your name, the Fund name, your account number, and the share or dollar amount requested. If you are requesting that your redemption proceeds be sent by check through the mail, your call must be received by 4:00 p.m. (Eastern time) to receive that days' NAV.

SIGNATURE GUARANTEES. Signatures must be guaranteed if:
w your redemption is to be sent to an address other than the address of record; w your redemption is to be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, BUT NOT BY A NOTARY PUBLIC.

PAYMENT OPTIONS
Your redemption proceeds will be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established prior to redeeming shares:

o an electronic transfer to your depository account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
w  to allow your purchase payment to clear;
w during periods of market volatility; or w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.



EXCHANGE PRIVILEGES
You may exchange shares of the Fund for shares of Newpoint Government Money Market Fund by calling (no later than 4:00 p.m. (Eastern time) or sending a written request to FirstMerit Securities, Inc. In addition, shares of the Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by FirstMerit Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchanges or further information on the exchange privilege, call FirstMerit Securities, Inc. 1-800-627-1289. Both accounts must have a common owner.

To do this, you must:
w meet any minimum initial investment requirements; and w receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration. You may also be subject to a sales charge.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange shares on a regular basis by completing the appropriate form available from FirstMerit Securities, Inc. Your account value must have a value of at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

SHARE CERTIFICATES. The Fund no longer issues share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in shares and your distribution option will convert to automatic reinvestment.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION
The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns.Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, FirstMerit Bank, N.A. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 121 South Main Street, Akron, Ohio 44308-1440.


ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to a maximum of 0.75% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND. FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

As of December 31, 1998, the Trust Division of First National Bank of Ohio had approximately $____ billion in assets under administration, of which it had investment discretion over $_____ billion. FirstMerit Bank has served as the Fund's investment adviser since the Fund's inception.

As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.

     The portfolio manager of the Fund is Wesley C. Meinerding, a Vice President and Trust Officer with FirstMerit Bank. Mr. Meinerding manages corporate and personal trust portfolios at FirstMerit Bank. Prior to joining the Adviser in December 1982, Mr. Meinerding managed trust and bank assets at First National Bank in Massillon, corporate and personal trusts at Harter Bank and Trust, and pension assets at Firestone Tire and Rubber Company. Mr. Meinerding has managed the Fund since the Fund's inception.

YEAR 200 STATEMENT

Many computers cannot properly recognize dates of January 1, 2000 and beyond. The Fund's service providers are making changes to their computer systems to fix this problem since it could disrupt Fund operations. The financial impact on the Fund is still being determined, but Federated and its service providers are working to make sure this problem does not adversely affect the Fund.

THE FINANCIAL STATEMENTS (INCLUDING THE NOTES) WILL BE INCLUDED IN THE PROSPECTUS, THEY WILL FOLLOW THE FINANCIAL HIGHLIGHTS. THE MD&A/LINE GRAPH WILL BE CREATED AND REVIEWED AS A SEPARATE DOCUMENT, AND IS INCORPORATED BY REFERENCE ON THE BACK COVER PAGE OF THE PROSPECTUS.
FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights are intended to help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

                              NEWPOINT EQUITY FUND
                          A PORTFOLIO OF NEWPOINT FUNDS




A Statement of Additional Information (SAI) dated ______, 1998 is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call FirstMerit Securities, Inc. or the Fund at 1-800-627-1289.

Internet Address:  www.firstmerit.com


You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.















CUSIP 651722209
G00580-0X (XX/98)
811-6224










    STATEMENT OF ADDITIONAL INFORMATION              ______________, 1998




    NEWPOINT EQUITY FUND
    (A PORTFOLIO OF NEWPOINT FUNDS)


    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Newpoint Equity Fund dated _____________, 1998. Obtain the prospectus without charge by calling 1-800-627-1289.
















    CONTENTS  [TO BE GENERATED]





    [Federated Investors Logo]
    Federated Securities Corp., Distributor, subsidiary of Federated Investors
    CUSIP 651722209
    G00580-0X (XX/98)

24


HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Newpoint Funds (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on November 12, 1990. The Trust changed its name from "Portage Funds" to "Newpoint Funds" on January 31, 1995. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities and investment techniques are a: P = PRINCIPAL investment of the Fund; (shaded in chart) A = ACCEPTABLE (but not principal) investment of the Fund

-----------------------------------------

-----------------------------------------
-----------------------------------------
BANK INSTRUMENTS               A
-----------------------------------------
-----------------------------------------
BORROWING                      A
-------------------------------
-----------------------------------------
COMMON STOCK                   P
-----------------------------------------
-----------------------------------------
CONVERTIBLE SECURITIES         A
-----------------------------------------
-----------------------------------------
DEBT OBLIGATIONS               A
-----------------------------------------
-----------------------------------------
DEPOSITARY RECEIPTS            A
-----------------------------------------
-----------------------------------------
FOREIGN SECURITIES             A
-----------------------------------------
-----------------------------------------
FUTURES AND OPTIONS            A
TRANSACTIONS
-----------------------------------------
-----------------------------------------
ILLIQUID AND RESTRICTED        A
SECURITIES
-------------------------------
-----------------------------------------
LENDING OF PORTFOLIO           A
SECURITIES
-------------------------------
-----------------------------------------
PREFERRED STOCKS               P
-----------------------------------------
-------------------------------
PRIME COMMERCIAL PAPER         A
-----------------------------------------
-----------------------------------------
REPURCHASE AGREEMENTS          A
-----------------------------------------
-----------------------------------------
REVERSE REPURCHASE AGREEMENTS  A
-----------------------------------------
-----------------------------------------
SECURITIES OF OTHER            A
INVESTMENT COMPANIES
-----------------------------------------
-----------------------------------------
U.S. GOVERNMENT SECURITIES     A
-----------------------------------------
-----------------------------------------
WARRANTS                       A
-----------------------------------------
-----------------------------------------
WHEN-ISSUED AND DELAYED        A
DELIVERY TRANSACTIONS
-----------------------------------------
-----------------------------------------
ZERO COUPON SECURITIES         A
-----------------------------------------

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS


BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

CONVERTIBLE SECURITIES are fixed income securities that the Fund has the option to exchange for equity securities at a specified CONVERSION PRICE. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

DEBT OBLIGATIONS pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's YIELD measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

   AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

   BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by Non-U.S. branches of U.S. or foreign banks are commonly referred to as EURODOLLAR instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as YANKEE instruments.

   COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

   CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

   TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

   ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

   There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

FOREIGN SECURITIES. The international equity securities in which the Fund may invest include international stocks traded domestically or abroad through various stock exchanges, ADRs, and International Depositary Receipts ("IDRs"). The international fixed income securities will include ADRs, IDRs, and government securities of other nations.

Investing in foreign securities carries substantial risks in addition to those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Other differences between investing in foreign and U.S. companies include:

      o less publicly available information about foreign companies;

      o the lack of uniform financial accounting standards applicable to foreign companies;

      o less readily available market quotations on foreign companies;

      o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

      o generally lower foreign stock market volume;

      o the likelihood that foreign securities may be less liquid or more volatile;

      o generally higher foreign brokerage commissions;

      o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

      o unreliable mail service between countries; and

      o political or financial changes which adversely affect investments in some countries.


FUTURES AND OPTIONS TRANSACTIONS. As a means of reducing fluctuations in its net asset value, the Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. The Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

     FUTURES CONTRACTS. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). The Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

     The Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

     MARGIN IN FUTURES TRANSACTIONS. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

     As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. The Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The Fund may also write (sell) listed put options on financial futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In order to avoid the exercise of an option sold by it, generally the Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may write (sell) listed and over-the-counter call options on financial futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

     The Fund may buy a listed call option on a financial futures contract to hedge against decreases in market interest rates or increases in stock price. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

     LIMITATION ON OPEN FUTURES POSITIONS. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. The Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     STOCK INDEX OPTIONS. The Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     OVER-THE-COUNTER OPTIONS. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by Adviser.

     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are those that cannot readily be sold within seven days. Restricted securities are securities that have restrictions with respect to their resale. Generally, the restrictions are on whom or to what type of entity they can be sold. Often, issuers of securities may not want to register them with the SEC, so they will sell them to a specific class of investors under Rule 144A or Regulation D of the Securities Act of 1933. Purchasers of these "private placements" must be institutional investors (mutual funds, insurance companies, etc.), and there may be minimum purchase amounts. The reason 144A securities may be "illiquid" is that a fund that purchases them cannot just sell them on the open market - they must find another qualified institutional buyer to purchase the security under Rule 144A.

However, not all restricted securities are "illiquid". The SEC permits a fund's board to make a determination that certain 144A securities or Section 4(2) paper issues are liquid. Conversely, not all illiquid securities are restricted.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

TEMPORARY INVESTMENTS. There may be times when market conditions warrant a defensive position. During these market conditions the Fund may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, and securities of other investment companies. The Fund's temporary investments must be of comparable quality to its primary investments.

WARRANTS give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.


INVESTMENT LIMITATIONS


SELLING SHORT AND BUYING ON MARGIN. The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY. The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS. The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

DIVERSIFICATION OF INVESTMENTS. With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

UNDERWRITING. The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN REAL ESTATE. The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES. The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

LENDING CASH OR SECURITIES. The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).

The above investment limitations cannot be changed without the vote of a majority of shareholders. The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

INVESTING IN ILLIQUID SECURITIES. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.

PURCHASING SECURITIES TO EXERCISE CONTROL. The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS. The Fund will not purchase put or call options on securities or futures contracts if more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.

WRITING COVERED CALL OPTIONS. The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Trustees; and

o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE. You can reduce or eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS. Larger purchases reduce the sales charge you pay. You can combine purchases of shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES. If you make an additional purchase of shares, you can count previous share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

LETTER OF INTENT. You can sign a letter of intent committing to purchase at least $100,000 of shares within a 13 month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold shares in escrow equal to the maximum applicable sales charge. If you complete your commitment, the escrowed shares will be released to your account. If you do not complete your commitment within 13 months, the custodian will redeem an appropriate number of escrowed shares to pay for the applicable sales charge.

REINVESTMENT PRIVILEGE. You may reinvest, within 60 days, your share redemption proceeds at the next determined NAV, without any sales charge. This sales charge elimination is offered because a sales charge was previously assessed.

PURCHASES AT NET ASSET VALUE. Shareholders who are trust customers of FirstMerit Bank and its subsidiaries are exempt from the sales charge. The following persons may also purchase shares of the Fund at net asset value, without a sales charge: private banking clients of FirstMerit Bank and affiliates of FirstMerit Corp., employees and retired employees of FirstMerit Bank, FirstMerit Corp., Federated Securities Corp., or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. Additionally, no sales charge is imposed for shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain share sales. The Distributor generally pays up to 85% of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 85% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 1999.

SUPPLEMENTAL PAYMENTS
Investment professional may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

HOW TO BUY SHARES

SUBACCOUNTING SERVICES
Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 30, 1998, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding shares: SEI Trust Company, Oaks, Pennsylvania, owned approximately 2,849,700.25 (96.49%) shares.

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment adviser FirstMerit Bank is subject to such banking laws and regulations.

FirstMerit Bank believes, based on the advice of its counsel, that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Fund without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent FirstMerit Bank from continuing to perform all or a part of the above services. If this happens, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other share investment or redemption services then being provided, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolio will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and the total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of two funds.As of October 30, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

JOHN F. DONAHUE*#
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Federated Fund Complex. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

Compensation from the Trust         $0

THOMAS G. BIGLEY
15 Old Timber Trail, Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

JOHN T. CONROY, JR.
Wood/IPC Commercial Department, John R. Wood and Associates, Inc., Realtors 3255 Tamiami Trail North, Naples, FL
Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

WILLIAM J. COPELAND
One PNC Plaza - 23rd Floor, Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

JAMES E. DOWD
571 Hayward Mill Road, Concord, MA
Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

LAWRENCE D. ELLIS, M.D.*
3471 Fifth Avenue, Suite 1111, Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

EDWARD L. FLAHERTY, JR.#
Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______



PETER E. MADDEN
One Royal Palm Way, 100 Royal Palm Way, Palm Beach, FL
Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

JOHN E. MURRAY, JR., J.D., S.J.D.
President, Duquesne University, Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

WESLEY W. POSVAR
1202 Cathedral of Learning, University of Pittsburgh, Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

MARJORIE P. SMUTS
4905 Bayard Street, Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

J. CHRISTOPHER DONAHUE *
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: April 11, 1949

Executive Vice President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from the Trust         $0
Compensation from Federated Fund Complex  $0

EDWARD C. GONZALES *
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex.

Compensation from the Trust         $0


JOHN W. MCGONIGLE
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex.

Compensation from the Trust         $0

RICHARD B. FISHER
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 17, 1923

Trustee

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex.

Compensation from the Trust         $

C. CHRISTINE THOMSON
Federated Investors Tower
Pittsburgh, PA
Birthdate: September 1, 1957

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.

Compensation from the Trust         $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

             MAXIMUM                      AVERAGE AGGREGATE DAILY NET
          ADMINISTRATIVE FEE              ASSETS OF THE FEDERATED FUNDS
            .15 of 1%                        on the first $250 million
            .125 of 1%                       on the next $250 million
            .10 of 1%                        on the next $250 million
            .075 of 1%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $100,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP, Pittsburgh, Pennsylvania, is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED
NOVEMBER 30, 1998
Advisory Fee...................$
Brokerage Commissions..........$
Administrative Fee.............$
12b-1 Fee......................$
Shareholder Services Fee.......$

FOR THE YEAR ENDED
NOVEMBER 30, 1997
Advisory Fee...................$
Brokerage Commissions..........$
Administrative Fee.............$
12b-1 Fee......................$
Shareholder Services Fee.......$

FOR THE YEAR ENDED
NOVEMBER 30, 1996
Advisory Fee...................$
Brokerage Commissions..........$
Administrative Fee.............$
12b-1 Fee......................$
Shareholder Services Fee.......$

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

The Fund's average annual total returns for the one year period ended November 30, 1998 and for the period from September 13, 1994 (date of initial public investment) to November 30, 1998, were _____% and ______%, respectively.



YIELD
The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

The Fund's yield for the thirty-day period ended November 30, 1998 was ____%.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MORNINGSTAR, INC. An independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

ADDRESSES

NEWPOINT EQUITY FUND
                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7010

Distributor
FEDERATED SECURITIES CORP.             Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
FIRSTMERIT BANK, N.A.                  121 South Main Street
                                       Akron, Ohio 44208-1440

Custodian
STATE STREET BANK AND TRUST COMPANY    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
FEDERATED SHAREHOLDER SERVICES COMPANY P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Public Accountants
ARTHUR ANDERSEN LLP                    2100 One PPG Place
                                       Pittsburgh, Pennsylvania 15222








PROSPECTUS                                           _______________, 1998

NEWPOINT GOVERNMENT MONEY MARKET FUND
(A PORTFOLIO OF NEWPOINT FUNDS)





CONTENTS [TO BE COMPLETED]





FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

11



FUND GOALS, STRATEGIES, AND RISKS

WHAT IS THE FUND'S GOAL?
The Fund is a money market fund which seeks to provide stability of principal and current income consistent with stability of principal by investing in short-term U.S. government securities. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?
The Fund pursues its investment objective by investing in U.S. government securities with remaining maturities of 13 months or less which are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities.. In selecting securities for the Fund, the Adviser considers general economic trends and analyzes overall market conditions. The Adviser considers the current short-term curve along with the spread between government agencies and Treasuries.

WHAT TYPES OF U.S. GOVERNMENT SECURITIES DOES THE FUND PURCHASE?

U.S. GOVERNMENT SECURITIES are securities issued by the U.S. government or its agencies. Treasury securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risks.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its fill faith and credit. Other GSEs receive support though federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of FirstMerit Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK/RETURN BAR CHART AND TABLE
NEWPOINT GOVERNMENT MONEY
MARKET FUND
                                BAR CHART AND PERFORMANCE TABLE









































The Fund's 7-DAY NET YIELD as of 12/31/97 was 4.97%.

The following table represents the Fund's Average Annual Total Return through 12/31/97.

--------------------------------------------------
  CALENDAR PERIOD               FUND
--------------------------------------------------
--------------------------------
      1 Year           4.96%
--------------------------------
--------------------------------
      5 Years          4.18%
--------------------------------
--------------------------------
     Start of          4.20%
   Performance*
--------------------------------

* The Fund's start of performance date was January 8, 1991.

Investors may call the Fund to acquire the current 7-Day Net Yield by calling .

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

                     WHAT ARE THE FUND'S FEES AND EXPENSES?

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES ( FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                  None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase
          price or redemption proceeds, as applicable)....None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
          ( as a percentage of offering price)............None
Redemption Fee
     (as a percentage of amount redeemed, if applicable)  None
Exchange Fee..............................................None
Maximum Account Fee.......................................None

ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          (as a percentage of average net assets)

Management Fee ................................................   0.50%
Shareholder Services Fee ......................................   None
Distribution (12b-1) Fee.......................................   None
Other Expenses ................................................   0.30%
Total Annual Fund Operating Expenses (before waivers)*.........   0.80%

* The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.30% for the year ended November 30, 1998.

Total Annual Fund Operating Expenses (before waivers)..........   0.80%
Waiver of Fund Expenses (1)....................................   0.20%
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)....   0.60%

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR            3 YEARS           5 YEARS           10 YEARS
------            -------           -------           --------


WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the NYSE is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The Fund attempts to stabilize the net asset value (NAV) of its shares at $1.00 per share. The public offering price is the NAV. NAV is determined at 12:00 noon (Eastern time), 3:00 p.m. (Eastern time), and at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund, of course, cannot guarantee its NAV will always remain at $1.00 per share.

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.

HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

THROUGH FIRSTMERIT BANK OR FIRSTMERIT SECURITIES, INC.

Trust customers placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone. In connection with qualified account relationships in the Trust Department of FirstMerit Bank, Fund shares may be purchased by telephone through procedures established with FirstMerit Bank and its affiliates. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed-upon minimum are invested automatically in the Fund.

Individual investors placing an order to purchase shares of the Fund may telephone FirstMerit Securities, Inc. at 1-800-627-1289. An account may be opened by completing a new account application form available from FirstMerit Securities, Inc., P.O. Box 8612, Boston, Massachusetts 02266-8612. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805.

Payment may be made by check, transfer from an Automated Clearing House ("ACH") member institution, federal funds or by debiting a customer's account at FirstMerit Bank. Purchase orders must be received by 9:30 a.m. (Eastern time) and payment received by 3:00 p.m. on the same day in order to receive dividends on that day. Purchases by check are considered received after payment by check is converted into federal funds and is received by the Fund. When payment is made with federal funds, the order is considered received when federal funds are received by the Fund. Shares cannot be purchased on days on which the NYSE is closed or on holidays restricting wire transfers.

Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the Systematic Investment Program section of the account application or contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the account application.

THROUGH AN EXCHANGE
You may purchase shares through an exchange from Newpoint Equity Fund. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have a common owner.

SYSTEMATIC INVESTMENT PROGRAM
Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from your checking account or by transfer from an ACH member institution and invested in shares. You may apply for participation in this program through FirstMerit Securities, Inc. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to purchase shares while participating in this program.


HOW TO REDEEM AND EXCHANGE SHARES

DIRECTLY FROM THE FUND

BY TELEPHONE. A shareholder who is a trust customer of FirstMerit Bank may redeem or exchange Fund shares by telephoning FirstMerit Bank at 330-384-7300. A shareholder who is an individual investor/customer of FirstMerit Securities, Inc. may redeem or exchange shares by telephoning 1-800-627-1289. You may redeem or exchange shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call to redeem shares before 9:30 a.m. (Eastern time), proceeds will be sent through one of the payment options described below on the same day. You will not, however, receive dividends on the day. If your order for an exchange is received by 3:30 p.m. (Eastern time), your exchange will be executed as of the close of business that day.

BY MAIL. You may redeem or exchange shares by sending a written request to FirstMerit Securities, Inc. Call FirstMerit Securities, Inc. for specific instructions before redeeming by letter. You will be asked to provide in the request your name, the Fund name, your account number, and the share or dollar amount requested.

PAYMENT OPTIONS. Your redemption proceeds will be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established prior to redeeming shares:

o an electronic transfer to your depository account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

SIGNATURE GUARANTEES. Signatures must be guaranteed if:
w your redemption is to be sent to an address other than the address of record; w your redemption is to be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, BUT NOT BY A NOTARY PUBLIC.

BY WRITING A CHECK. At your request, Federated Shareholder Services Company will establish a checking account for redeeming shares. For further information, contact FirstMerit Securities, Inc.

With a Fund checking account, shares may be redeemed simply by writing a check for $50 or more. The redemption will be made at the net asset value on the date that the check is presented to the Fund. A check may not be written to close an account. If you wish to redeem shares and have the proceeds available, a check may be written and negotiated through your bank. Checks should never be sent to Federated Shareholder Services Company or State Street Bank and Trust Company to redeem shares. Canceled checks are sent to you each month upon request.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
w  to allow your purchase payment to clear;
w during periods of market volatility; or w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.


REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.



EXCHANGE PRIVILEGES
You may exchange shares of the Fund for shares of Newpoint Equity Fund by calling or sending a written request to FirstMerit Securities, Inc. In addition, shares of the Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by FirstMerit Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchanges or further information about the exchange privilege, call FirstMerit Securities, Inc. at 1-800-627-1289. Both accounts must have a common owner.
 To do this, you must:
w meet any minimum initial investment requirements; and w receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. You may also be subject to a sales charge by the fund into which you are exchanging. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange shares on a regular basis by completing the appropriate form available from FirstMerit Securities, Inc. Your account value must have a value of at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income.

ADDITIONAL CONDITIONS
TELEPHONE TRANSACTIONS. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

SHARE CERTIFICATES. The Fund no longer issues share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If your payment for share purchases is received by 3:00 p.m., you will earn dividends for that day.

In addition, the Fund pays capital gains, if any, at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in shares and your distribution option will convert to automatic reinvestment.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, FirstMerit Bank, N.A.. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 121 South Main Street, Akron, Ohio 44308-1440.


ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND. FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

As of December 31, 1998, the Trust Division of First National Bank of Ohio had approximately $____ billion in assets under administration, of which it had investment discretion over $_____ billion. FirstMerit Bank has served as the Fund's investment adviser since the Fund's inception.

As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.

YEAR 200 STATEMENT

Many computers cannot properly recognize dates of January 1, 2000 and beyond. The Fund's service providers are making changes to their computer systems to fix this problem since it could disrupt Fund operations. The financial impact on the Fund is still being determined, but Federated and its service providers are working to make sure this problem does not adversely affect the Fund.

THE FINANCIAL STATEMENTS (INCLUDING THE NOTES) WILL BE INCLUDED IN THE PROSPECTUS, THEY WILL FOLLOW THE FINANCIAL HIGHLIGHTS.
FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights are intended to help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

7

                      NEWPOINT GOVERNMENT MONEY MARKET FUND
                          A PORTFOLIO OF NEWPOINT FUNDS




A Statement of Additional Information (SAI) dated ______, 1998 is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call FirstMerit Securities, Inc. or the Fund at 1-800-627-1289.

Internet Address:  www.firstmerit.com


You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.















CUSIP 735686107
0121703A (XX/98)
811-6224









    STATEMENT OF ADDITIONAL INFORMATION              ______________, 1998




    NEWPOINT GOVERNMENT MONEY MARKET FUND
    (A PORTFOLIO OF NEWPOINT FUNDS)


    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Newpoint Government Money Market Fund dated _____________, 1998. Obtain the prospectus without charge by calling 1-800-627-1289.
















    CONTENTS  [TO BE GENERATED]





    [Federated Investors Logo]
    Federated Securities Corp., Distributor, subsidiary of Federated Investors
    CUSIP 735686107
    0121703B (XX/98)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Newpoint Funds (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on November 12, 1990. The Trust changed its name from "Portage Funds" to "Newpoint Funds" on January 31, 1995. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities or investment techniques are a: P = PRINCIPAL investment of the Fund; (shaded in chart) A = ACCEPTABLE (but not principal) investment of the Fund

-----------------------------------------

-----------------------------------------
-----------------------------------------
BORROWING                      A
-------------------------------
-----------------------------------------
ILLIQUID AND RESTRICTED        A
SECURITIES
-------------------------------
-----------------------------------------
LENDING OF PORTFOLIO           A
SECURITIES
-------------------------------
-----------------------------------------
REPURCHASE AGREEMENTS          A
-----------------------------------------
-----------------------------------------
REVERSE REPURCHASE AGREEMENTS  A
-----------------------------------------
-----------------------------------------
SECURITIES OF OTHER            A
INVESTMENT COMPANIES
-------------------------------
-----------------------------------------
US GOVERNMENT SECURITIES       P
-----------------------------------------
-----------------------------------------
WHEN-ISSUED AND DELAYED        A
DELIVERY TRANSACTIONS
-----------------------------------------

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.


ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are those that cannot readily be sold within seven days. Restricted securities are securities that have restrictions with respect to their resale. Generally, the restrictions are on whom or to what type of entity they can be sold. Often, issuers of securities may not want to register them with the SEC, so they will sell them to a specific class of investors under Rule 144A or Regulation D of the Securities Act of 1933. Purchasers of these "private placements" must be institutional investors (mutual funds, insurance companies, etc.), and there may be minimum purchase amounts. The reason 144A securities may be "illiquid" is that a fund that purchases them cannot just sell them on the open market - they must find another qualified institutional buyer to purchase the security under Rule 144A.

However, not all restricted securities are "illiquid". The SEC permits a fund's board to make a determination that certain 144A securities or Section 4(2) paper issues are liquid. Conversely, not all illiquid securities are restricted.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


U.S. GOVERNMENT SECURITIES. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S.
Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

The Fund may purchase variable rate U.S. government securities upon the determination by the Board that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS
SELLING SHORT AND BUYING ON MARGIN. The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

ISSUING SENIOR SECURITIES AND BORROWING MONEY. The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

RESTRICTED SECURITIES. The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933 except for certain restricted securities which meet criteria for liquidity as established by the Trustees.

PLEDGING ASSETS. The Fund will not mortgage, pledge or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

UNDERWRITING. The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN REAL ESTATE. The Fund will not buy or sell real estate although it may invest in securities secured by real estate or interests in real estate.

INVESTING IN COMMODITIES. The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

LENDING CASH OR SECURITIES. The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by its investment objective, policies and limitations or the Trust's Declaration of Trust.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain restricted securities determined by the Trustees not to be liquid.

DEALING IN PUTS AND CALLS. The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.

INVESTING IN MINERALS. The Fund will not purchase or sell, oil, gas, or other mineral exploration or development programs, or leases.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money, issue senior securities, or pledge securities in excess of 5% of the value of its net assets in the last fiscal year and has no present intent to do so in the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, (the "ICA"). In particular, the Fund will comply with the various requirements of SEC Rule 2a-7 under the ICA which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by the rating agencies, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions contained in Rule 2a-7 ("the Rule") under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

    MONITORING PROCEDURES

      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

    INVESTMENT RESTRICTIONS

      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 13 months can be purchased by the Fund.

      Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

WHAT DO SHARES COST?

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "How to Purchase Shares."

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. FirstMerit Bank and Federated Shareholder Services Company act as the shareholder's agent in depositing checks and converting them to federal funds.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 30, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding shares: SEI Trust Company, Oaks, Pennsylvania, owned approximately 65,026,937.39 (52.25%) shares; SEI Trust Company, Oaks, First National Bank of Ohio, Akron, Ohio, owned approximately 17,086,191.02 (13.73%) shares; and Citizens National Bank, Canton, Ohio, owned approximately 6,908,887.37 (5.55%) shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment adviser FirstMerit Bank is subject to such banking laws and regulations.

FirstMerit Bank believes, based on the advice of its counsel, that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Fund without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent FirstMerit Bank from continuing to perform all or a part of the above services. If this happens, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other share investment or redemption services then being provided, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolio will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and the total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of two funds.As of October 30, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

JOHN F. DONAHUE*#
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Federated Fund Complex. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

Compensation from the Trust         $0

THOMAS G. BIGLEY
15 Old Timber Trail, Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

JOHN T. CONROY, JR.
Wood/IPC Commercial Department, John R. Wood and Associates, Inc., Realtors 3255 Tamiami Trail North, Naples, FL
Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

WILLIAM J. COPELAND
One PNC Plaza - 23rd Floor, Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

JAMES E. DOWD
571 Hayward Mill Road, Concord, MA
Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

LAWRENCE D. ELLIS, M.D.*
3471 Fifth Avenue, Suite 1111, Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

EDWARD L. FLAHERTY, JR.#
Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

PETER E. MADDEN
One Royal Palm Way, 100 Royal Palm Way, Palm Beach, FL
Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

JOHN E. MURRAY, JR., J.D., S.J.D.
President, Duquesne University, Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

WESLEY W. POSVAR
1202 Cathedral of Learning, University of Pittsburgh, Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

MARJORIE P. SMUTS
4905 Bayard Street, Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the Federated Fund Complex.

Compensation from the Trust         $______

J. CHRISTOPHER DONAHUE *
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: April 11, 1949

Executive Vice President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from the Trust         $0
Compensation from Federated Fund Complex  $0

EDWARD C. GONZALES *
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex.

Compensation from the Trust         $0


JOHN W. MCGONIGLE
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex.

Compensation from the Trust         $0

RICHARD B. FISHER
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 17, 1923

Trustee

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex.

Compensation from the Trust         $

C. CHRISTINE THOMSON
Federated Investors Tower
Pittsburgh, PA
Birthdate: September 1, 1957

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.

Compensation from the Trust         $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

             MAXIMUM                      AVERAGE AGGREGATE DAILY NET
          ADMINISTRATIVE FEE              ASSETS OF THE FEDERATED FUNDS
            .15 of 1%                        on the first $250 million
            .125 of 1%                       on the next $250 million
            .10 of 1%                        on the next $250 million
            .075 of 1%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP, Pittsburgh, Pennsylvania, is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED
NOVEMBER 30, 1998
Advisory Fee...................$
Administrative Fee.............$

FOR THE YEAR ENDED
NOVEMBER 30, 1997
Advisory Fee...................$
Administrative Fee.............$

FOR THE YEAR ENDED
NOVEMBER 30, 1996
Advisory Fee...................$
Administrative Fee.............$

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

The Fund's average annual total returns for the one-year and five-year periods ended November 30, 1998 and for the period from March 11, 1991 (date of initial public investment) to November 30, 1998, were ______%, ______% and _____%, respectively.



YIELD
The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

The Fund's yield for the seven-day period ended November 30, 1998 was _____%.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES, for example, is a weekly quote of the average daily offering for selected federal agency issues maturing in 30 days.

SALOMAN 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

ADDRESSES

NEWPOINT GOVERNMENT MONEY MARKET FUND
                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7010

Distributor
FEDERATED SECURITIES CORP.             Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
FIRSTMERIT BANK, N.A.                  121 South Main Street
                                       Akron, Ohio 44208-1440

Custodian
STATE STREET BANK AND TRUST COMPANY    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
FEDERATED SHAREHOLDER SERVICES COMPANY P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Public Accountants
ARTHUR ANDERSEN LLP                    2100 One PPG Place
                                       Pittsburgh, Pennsylvania 15222








                                   APPENDIX A


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Newpoint Equity Fund (the "Fund") as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 5.00% up to 35.00%.

The `x' axis represents calculations for the last three calendar years of the Fund beginning with the earliest year. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Fund, which appear directly above each respective bar, for the calendar years 1995 through 1997, are 31.76%, 16.66%, and 25.10%, respectively.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was 4.22%.

Within the period shown in the Chart, the Fund's highest quarterly return was 16.61% (quarter ended June 30, 1997). Its lowest quarterly return was -0.80% (quarter ended March 31, 1997).

Average Annual Total Return for the Fund Compared to the S&P 500 and Lipper Growth and Income Fund Average for the calendar period ending December 31, 1998.

CALENDAR PERIOD...FUND..          S&P 500       LGI
---------------   ----            -----------------
1 Year      ..................

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of one year relative to the S&P 500 Index, a broad-based market index and the LGI, an average of funds with sim8lar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

                                   APPENDIX B


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Newpoint Government Money Market Fund (the "Fund") as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculations for the last six calendar years of the Fund beginning with the earliest year. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Fund, which appear directly above each respective bar, for the calendar years 1992 through 1997, are 3.10%, 2.45%, 3.46%, 5.28%, 4.79%, and 4.96%, respectively.

The Fund's shares are not sold subject to a sales charge (load). Hence the total returns displayed are based upon the net asset value.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was 4.96%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.33% (quarter ended March 31, 1993). Its lowest quarterly return was -0.61% (quarter ended March 31, 1995).

The Fund's 7-DAY NET YIELD as of 12/31/97 was 4.97%.
The following table represents the Fund's Average Annual Totl Return through 12/31/97

CALENDAR PERIOD...FUND..
1 Year      ............4.96%.
5 Years     ............4.18%
Start of Performance*...4.20%
*The Fund's start of performance date was January 8, 1991.

Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-627-1289.

 While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.








PART C.    OTHER INFORMATION.
Item 23.    FINANCIAL STATEMENTS AND EXHIBITS:

            (a)  Financial Statements (to be filed by amendment);
            (b)  Exhibits:
                  (1)   Copy of Declaration of Trust of the Registrant; (1)
                        (i) Amendment No. 1 to Declaration of Trust dated November 12, 1990; (2) (ii) Conformed Copy of Amendment No. 2 to Declaration of Trust dated November 12, 1990;
                        (6) (iii) Conformed Copy of Amendment No. 3 to Declaration of Trust dated November 12, 1990; (6) (iv) Conformed Copy of Amendment No. 4 to Declaration of Trust dated November 12, 1990;(7)
                  (2)   Copy of By-Laws of the Registrant; (1)
                        (i)    Copy of Amendment No. 1 to By-Laws; (9)
                  (3)   Not applicable;
                  (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (6)
                  (5) Conformed Copy of Investment Advisory Contract of the Registrant; (8)
                        (i)    Conformed Copy of Exhibit B to Investment
                               Advisory Contract of the Registrant to add
                               Portage Equity Fund to the present Investment
                               Advisory Contract; (6)
                  (6)   (i)    Conformed Copy of Distributor's Contract of the
                               Registrant; (8)
                        (ii)   Conformed Copy of Exhibit to Distributor's
                               Contract of the Registrant; (6)
                        (iii)  Conformed Copy of Administrative Services
                               Agreement; (6)
                  (7)   Not applicable;

------------------------------

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 26, 1990 (File Nos. 33-37993 and 811-6224).

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed January 23, 1998 (File Nos. 33-37993 and 811-6224).

                  (8)   Conformed copy of Custodian Agreement of the Registrant;
                        (5) (i) Copy of Custody Fee Schedule; (9)
                  (9) Conformed copy of Transfer Agency and Service Agreement of the Registrant; (5)
                        (i)    Conformed copy of Amendment Number 1 to Transfer
                               Agency and Service Agreement; (5)
                        (ii)   Conformed Copy of Shareholder Services Plan; (6)
                        (iii)  Copy of Shareholder Services Contract; (6)
                        (iv)   Copy of Shareholder Services Agreement; (6)
                        (v)    Conformed Copy of Agreement for Fund Accounting,
                               Shareholder Recordkeeping, and Custody Services
                               Procurement; (7)
                  (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (8)
                  (11)  Not applicable;
                  (12)  Not applicable;
                  (13)  Conformed Copy of Initial Capital  Understanding; (2)
                  (14)  Not Applicable;
                  (15)  (i)    Conformed Copy of Distribution Plan; (6)
                        (ii) Copy of Sales Agreement; (6) (iii) Copy of 12b-1 Agreement; (6)
                  (16) Copy of Schedule for Computation of Fund Performance Data; (7)
                  (17)  Not Applicable;
                  (18)  Conformed Copy of Power of Attorney. (8)

------------------------------

+     All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed January 23, 1998 (File Nos. 33-37993 and 811-6224).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

            None


Item 25.    INDEMNIFICATION: (3)


Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

            (a) FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

                 As of December 31, 1998 the trust division of FirstMerit Bank had approximately $____ billion under administration of which it had investment discretion over $______ billion.

                 The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with FirstMerit Bank.
                                                  Other Substantial
                           Position with          Business, Profession,
NAME                        THE ADVISER           VOCATION OR EMPLOYMENT

John R. Cochran            President & Chief
                           Executive Officer

Jack R. Gravo              Executive Vice President
                           & Chief Financial Officer

John R. Masco              Regional President

George P. Paidas           Regional President

William G. Lamb            Community President

Robert W. Carpenter        Executive Vice President

Richard G. Norton          Executive Vice President

Gregory R. Bean            Sr. Vice President & Senior
                           Trust Officer

Terry E. Patton            Secretary

Brad L. Tolstedt           Executive Vice President

Daniel K. McGill           Sr. Vice President

                                    Directors

John R. Cochran            Bruce M. Kephart        Robert P. Brecht

John R. Masco              George P. Paidas        William E. Stansifer

Carrie L. Tolstedt         Jack R. Gravo           Christopher J. Maurer

Terry E. Patton

ITEM 27.    PRINCIPAL UNDERWRITERS:

     (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         President,
Federated Investors Tower     President, Federated,            Treasurer and
Pittsburgh, PA 15222-3779     Securities Corp.                 Trustee

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31-a through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant

Newpoint Funds                                  Federated Investors Tower
                                                Pittsburgh, PA  15222-3779

Federated Shareholder Services Company          Federated Investors Tower
("Transfer Agent, Dividend                      Pittsburgh, PA  15222-3779
Disbursing Agent and
Portfolio Recordkeeper")

Federated Administrative Services               Federated Investors Tower
("Administrator")                               Pittsburgh, PA  15222-3779

FirstMerit Bank, N.A.                           121 South Main Street
("Adviser")                                     Akron, Ohio  44308-1444

State Street Bank & Trust Co.                   P.O. Box 1713
("Custodian")                                   Boston, Massachusetts 02105

Item 29.    MANAGEMENT SERVICES:  Not applicable.

Item 30.    UNDERTAKINGS:

            Registrant hereby undertakes to comply with the provisions of
            Section 16 (c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEWPOINT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of December, 1998.

                                 NEWPOINT FUNDS

                  BY: /s/ C. Todd Gibson
                  C. Todd Gibson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 1, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE
By: /s/C. Todd Gibson         Attorney in Fact        December 1, 1998
    C. Todd Gibson            For the Persons
    ASSISTANT SECRETARY       Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President, Treasurer and
                                  Trustee (Principal Financial
                                  and Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

J. Christopher Donahue            Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney